Cash flow statement supplementary information - Text Details (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flow statement supplementary information [Line Items]
Payments of lease liabilities, classified as financing activities	€ 268	€ 252	€ 271
Interest paid	253	261	250
Purchase of financial instruments, classified as investing activities	67	38	46
Net cash inflow (outflow) from non-current financial assets	15	(66)	(44)
Lease liabilities
Cash flow statement supplementary information [Line Items]
Interest paid	€ 38	€ 37	€ 27